Employee Benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee benefits [Abstract]
Short-term employee benefits accruals	$ 27,356,205	$ 31,600,044
Current net defined benefit liability	0	194,119
Current provisions for employee benefits	27,356,205	31,794,163
Long term employee benefits accruals	0	0
Non-current net defined benefit liability	33,571,138	26,901,088
Provisions for employee benefits	$ 33,571,138	$ 26,901,088